Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 1,827	€ 131
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	29	30
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	5	6
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	109
Discontinued operations [member] | Deferred Tax Assets No Longer Accounted [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	1
Gross amounts	11
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	595	491
Taxable temporary differences [member] | Discontinued operations [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	454
Gross amounts	1,758
Taxable temporary differences [member] | Defined benefit plans and Other items [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	109
Gross amounts	423
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross		1,770
Deferred tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		455
Losses [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	1,176	1,247
Deferred tax assets recognized for tax losses, tax	€ 477	€ 301